Revenues - Schedule of Revenues Disaggregated by Service Lines (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Schedule of Revenues Disaggregated by Service Lines [Line Items]
Revenues	$ 1,804,609	$ 14,148,131	$ 13,022,316	$ 11,980,435
General corporate consultancy services [Member]
Schedule of Revenues Disaggregated by Service Lines [Line Items]
Revenues	1,102,041	8,640,000	9,300,000	9,300,000
Financial due diligence [Member]
Schedule of Revenues Disaggregated by Service Lines [Line Items]
Revenues	257,015	2,015,000	1,170,000
IPO feasibility analysis [Member]
Schedule of Revenues Disaggregated by Service Lines [Line Items]
Revenues	157,526	1,235,000
Internal control advisory services [Member]
Schedule of Revenues Disaggregated by Service Lines [Line Items]
Revenues				520,080
Subtotal corporate consultancy services [Member]
Schedule of Revenues Disaggregated by Service Lines [Line Items]
Revenues	1,516,582	11,890,000	10,470,000	9,820,080
Taxation services [Member]
Schedule of Revenues Disaggregated by Service Lines [Line Items]
Revenues	108,418	850,000	951,000	950,000
Company secretarial services [Member]
Schedule of Revenues Disaggregated by Service Lines [Line Items]
Revenues	$ 179,609	$ 1,408,131	$ 1,601,316	$ 1,210,355